UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Balanced Fund

Eaton Vance Core Bond Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Greater India Fund

Eaton Vance Growth Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Real Estate Fund

Eaton Vance Small-Cap Fund

Eaton Vance Special Equities Fund

Eaton Vance

Balanced Fund

September 30, 2018 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At September 30, 2018, the Fund owned 65.3% of Core Bond Portfolio’s outstanding interests and 83.1% of Stock Portfolio’s outstanding interests. The Fund’s Schedule of Investments at September 30, 2018 is set forth below.

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios	Value	% of Net Assets
Stock Portfolio (identified cost, $431,949,942)	$532,707,093	62.6%

Core Bond Portfolio (identified cost, $327,372,220)	318,604,350	37.4

Total Investments in Affiliated Portfolios (identified cost, $759,322,162)	$851,311,443	100.0%

Other Assets, Less Liabilities	$372,639	0.0	%(1)

Net Assets	$851,684,082	100.0%

(1)	Amount is less than 0.05%.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2018 and June 30, 2018, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Stock Portfolio’s Portfolio of Investments is set forth below.

A copy of Form N-Q (containing a Portfolio of Investments) for Core Bond Portfolio at September 30, 2018 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Stock Portfolio

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 3.8%
CAE, Inc.	311,300	$6,319,271
Raytheon Co.	46,617	9,633,869
Textron, Inc.	114,120	8,156,156

		$24,109,296

Air Freight & Logistics — 2.0%
FedEx Corp.	53,121	$12,791,006

		$12,791,006

Auto Components — 1.0%
Aptiv PLC	79,749	$6,690,941

		$6,690,941

Banks — 5.9%
Bank of America Corp.	411,340	$12,118,076
JPMorgan Chase & Co.	115,320	13,012,709
KeyCorp	297,120	5,909,717
PNC Financial Services Group, Inc. (The)	51,140	6,964,757

		$38,005,259

Beverages — 1.7%
Constellation Brands, Inc., Class A	50,221	$10,828,652

		$10,828,652

Biotechnology — 3.2%
Biogen, Inc.(1)	10,748	$3,797,376
Celgene Corp.(1)	53,855	4,819,484
Gilead Sciences, Inc.	68,233	5,268,270
Incyte Corp.(1)	50,420	3,483,014
Vertex Pharmaceuticals, Inc.(1)	17,152	3,305,876

		$20,674,020

Chemicals — 1.1%
DowDuPont, Inc.	105,020	$6,753,836

		$6,753,836

Commercial Services & Supplies — 0.7%
Republic Services, Inc.	60,500	$4,395,930

		$4,395,930

Consumer Finance — 2.2%
Ally Financial, Inc.	235,207	$6,221,225
American Express Co.	77,060	8,206,120

		$14,427,345

1

Security	Shares	Value
Containers & Packaging — 1.5%
Ball Corp.	225,170	$9,905,228

		$9,905,228

Diversified Consumer Services — 0.9%
Grand Canyon Education, Inc.(1)	52,540	$5,926,512

		$5,926,512

Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	252,863	$13,500,356

		$13,500,356

Electric Utilities — 2.0%
Edison International	107,280	$7,260,710
NextEra Energy, Inc.	31,896	5,345,770

		$12,606,480

Energy Equipment & Services — 0.7%
Halliburton Co.	103,452	$4,192,910

		$4,192,910

Entertainment — 2.7%
Walt Disney Co. (The)	148,029	$17,310,511

		$17,310,511

Equity Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities, Inc.	38,080	$6,898,192
Simon Property Group, Inc.	62,800	11,099,900

		$17,998,092

Food & Staples Retailing — 1.5%
Performance Food Group Co.(1)	281,298	$9,367,223

		$9,367,223

Food Products — 3.8%
Conagra Brands, Inc.	360,480	$12,245,506
Mondelez International, Inc., Class A	290,020	12,459,259

		$24,704,765

Health Care Equipment & Supplies — 3.1%
Boston Scientific Corp.(1)	211,520	$8,143,520
Danaher Corp.	105,466	11,459,936

		$19,603,456

Health Care Providers & Services — 2.3%
Anthem, Inc.	53,860	$14,760,333

		$14,760,333

Insurance — 3.8%
American Financial Group, Inc.	82,628	$9,169,229
American International Group, Inc.	173,340	9,228,622
First American Financial Corp.	109,972	5,673,455

		$24,071,306

2

Security	Shares	Value
Interactive Media & Services — 5.3%
Alphabet, Inc., Class C(1)	21,129	$25,216,827
Facebook, Inc., Class A(1)	51,552	8,478,242

		$33,695,069

Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc.(1)	10,422	$20,875,266
Booking Holdings, Inc.(1)	1,900	3,769,600

		$24,644,866

IT Services — 2.7%
Amdocs, Ltd.	58,442	$3,856,003
Cognizant Technology Solutions Corp., Class A	136,198	10,507,676
GoDaddy, Inc., Class A(1)	38,339	3,197,089

		$17,560,768

Machinery — 2.1%
Gardner Denver Holdings, Inc.(1)	288,420	$8,173,823
Parker-Hannifin Corp.	27,720	5,098,539

		$13,272,362

Multi-Utilities — 0.8%
Sempra Energy	47,542	$5,407,902

		$5,407,902

Oil, Gas & Consumable Fuels — 5.2%
ConocoPhillips	108,686	$8,412,296
Diamondback Energy, Inc.	41,420	5,599,570
Exxon Mobil Corp.	146,980	12,496,240
Phillips 66	62,525	7,047,818

		$33,555,924

Pharmaceuticals — 5.7%
GlaxoSmithKline PLC ADR	175,440	$7,047,425
Jazz Pharmaceuticals PLC(1)	38,373	6,451,652
Johnson & Johnson	115,704	15,986,822
Pfizer, Inc.	155,628	6,858,526

		$36,344,425

Road & Rail — 1.0%
CSX Corp.	87,794	$6,501,146

		$6,501,146

Semiconductors & Semiconductor Equipment — 4.0%
QUALCOMM, Inc.	140,922	$10,150,611
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	145,623	6,430,712
Texas Instruments, Inc.	86,579	9,289,061

		$25,870,384

Software — 7.6%
Adobe Systems, Inc.(1)	30,678	$8,281,526
Intuit, Inc.	31,936	7,262,246
Microsoft Corp.	200,520	22,933,473
Oracle Corp.	198,320	10,225,379

		$48,702,624

3

Security	Shares	Value
Specialty Retail — 3.9%
Home Depot, Inc. (The)	57,688	$11,950,069
TJX Cos., Inc. (The)	71,020	7,955,661
Tractor Supply Co.	55,540	5,047,475

		$24,953,205

Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	140,897	$31,806,089
HP, Inc.	387,251	9,979,458

		$41,785,547

Textiles, Apparel & Luxury Goods — 1.2%
Gildan Activewear, Inc.	254,760	$7,752,347

		$7,752,347

Thrifts & Mortgage Finance — 1.2%
MGIC Investment Corp.(1)	558,140	$7,428,843

		$7,428,843

Total Common Stocks (identified cost $508,520,472)		$640,098,869

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.19%(2)	890,413	$890,413

Total Short-Term Investments (identified cost $890,413)		$890,413

Total Investments — 99.9% (identified cost $509,410,885)		$640,989,282

Other Assets, Less Liabilities — 0.1%		$416,190

Net Assets — 100.0%		$641,405,472

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2018 was $29,775.

Abbreviations:

ADR	-	American Depositary Receipt

4

The Portfolio did not have any open derivative instruments at September 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$640,098,869	*	$—	$—	$640,098,869
Short-Term Investments	—		890,413	—	890,413
Total Investments	$640,098,869		$890,413	$—	$640,989,282

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Core Bond Fund

September 30, 2018 (Unaudited)

Eaton Vance Core Bond Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Core Bond Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2018, the value of the Fund’s investment in the Portfolio was $169,158,278 and the Fund owned 34.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Core Bond Portfolio

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 43.9%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.2%
Azul Investments LLP, 5.875%, 10/26/24(1)	$625	$543,100
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	620	610,258

		$1,153,358

Automotive — 2.0%
Ford Motor Credit Co., LLC, 2.979%, 8/3/22	$2,503	$2,375,944
Ford Motor Credit Co., LLC, 3.079%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	1,566	1,552,170
Ford Motor Credit Co., LLC, 3.147%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	705	700,815
General Motors Co., 4.20%, 10/1/27	2,383	2,251,033
General Motors Financial Co., Inc., 3.189%, (3 mo. USD LIBOR + 0.85%), 4/9/21(2)	805	808,368
General Motors Financial Co., Inc., 3.327%, (3 mo. USD LIBOR + 0.99%), 1/5/23(2)	1,110	1,112,629
General Motors Financial Co., Inc., 3.50%, 11/7/24	1,149	1,083,536

		$9,884,495

Banks — 17.4%
American Express Co., 3.625%, 12/5/24	$1,162	$1,140,555
ANZ New Zealand International, Ltd., 2.20%, 7/17/20(1)	1,084	1,062,479
Banco Safra SA/Cayman Islands, 4.125%, 2/8/23(1)	2,425	2,318,906
Banco Santander SA, 3.125%, 2/23/23	1,645	1,562,459
Bank of America Corp., 2.727%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	2,707	2,699,634
Bank of America Corp., 2.881% to 4/24/22, 4/24/23(3)	1,425	1,386,105
Bank of America Corp., 3.106%, (3 mo. USD LIBOR + 0.79%), 3/5/24(2)	2,400	2,400,214
Bank of America Corp., 3.124% to 1/20/22, 1/20/23(3)	2,420	2,377,318
Bank of America Corp., 3.30%, 1/11/23	1,237	1,219,131
Bank of America Corp., 3.499% to 5/17/21, 5/17/22(3)	1,005	1,004,753
Bank of America Corp., 3.593% to 7/21/27, 7/21/28(3)	4,880	4,654,904
Bank of Montreal, 3.803% to 12/15/27, 12/15/32(3)	721	674,560
Barclays PLC, 4.836%, 5/9/28	1,480	1,392,655
BGC Partners, Inc., 5.375%, 7/24/23	3,571	3,573,729
Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	868,554
Capital One Financial Corp., 2.50%, 5/12/20	485	479,139
Capital One Financial Corp., 3.059%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,300	2,291,198
Capital One Financial Corp., 3.30%, 10/30/24	3,227	3,075,287
Capital One Financial Corp., 3.75%, 4/24/24	700	688,306
Capital One, N.A., 2.65%, 8/8/22	1,780	1,712,040
Citigroup, Inc., 3.142% to 1/24/22, 1/24/23(3)	1,552	1,523,357
Citigroup, Inc., 3.576%, (3 mo. USD LIBOR + 1.25%), 7/1/26(2)	1,700	1,715,913
Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(3)	3,400	3,241,612
Citigroup, Inc., 3.70%, 1/12/26	1,000	971,366
Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(3)	909	882,812
Citigroup, Inc., 4.075% to 4/23/28, 4/23/29(3)	3,709	3,642,255
Citigroup, Inc., 4.50%, 1/14/22	725	745,931
Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,380,897
Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,006,186
Discover Bank, 3.20%, 8/9/21	950	938,052

Security	Principal Amount (000’s omitted)	Value
Discover Bank, 4.682% to 8/9/23, 8/9/28(3)	$1,200	$1,189,164
Discover Financial Services, 3.95%, 11/6/24	490	479,560
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,146,342
First Horizon National Corp., 3.50%, 12/15/20	702	703,391
Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(3)	1,909	1,845,299
Goldman Sachs Group, Inc. (The), 3.484%, (3 mo. USD LIBOR + 1.17%), 5/15/26(2)	1,226	1,227,830
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28(3)	916	872,325
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	943,599
Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,465,717
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,224,894
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	1,913,010
JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(3)	1,000	974,455
JPMorgan Chase & Co., 3.797% to 7/23/23, 7/23/24(3)	1,500	1,499,800
JPMorgan Chase & Co., 5.00% to 7/1/19(3)(4)	1,700	1,714,875
JPMorgan Chase & Co., 5.625%, 8/16/43	628	715,088
Lazard Group, LLC, 4.50%, 9/19/28	1,467	1,444,165
Morgan Stanley, 3.591% to 7/22/27, 7/22/28(3)	4,750	4,509,283
Morgan Stanley, 3.772% to 1/24/28, 1/24/29(3)	2,042	1,961,251
Morgan Stanley, 4.00%, 7/23/25	2,220	2,213,525
Morgan Stanley, 4.875%, 11/1/22	1,132	1,173,672
PPTT, 2006-A GS, Class A, 5.996%(1)(4)(5)	259	262,791
Regions Financial Corp., 2.75%, 8/14/22	640	617,628
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	703,824
Synovus Financial Corp., 3.125%, 11/1/22	622	598,159
Wells Fargo & Co., 3.45%, 2/13/23	948	931,917

		$84,961,871

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	$730	$734,287
Keurig Dr Pepper, Inc., 3.43%, 6/15/27	618	572,007
Keurig Dr Pepper, Inc., 3.551%, 5/25/21(1)	722	721,142
Keurig Dr Pepper, Inc., 4.057%, 5/25/23(1)	470	471,073

		$2,498,509

Building Materials — 0.3%
Owens Corning, 3.40%, 8/15/26	$1,300	$1,193,636
Vulcan Materials Co., 4.50%, 6/15/47	479	429,872

		$1,623,508

Chemicals — 0.9%
Cydsa SAB de CV, 6.25%, 10/4/27(1)	$1,490	$1,426,675
Mexichem SAB de CV, 5.50%, 1/15/48(1)	2,000	1,842,500
Mosaic Co. (The), 3.25%, 11/15/22	1,311	1,281,318

		$4,550,493

Commercial Services — 0.6%
Block Financial, LLC, 5.25%, 10/1/25	$870	$876,804
Ecolab, Inc., 3.95%, 12/1/47	883	841,008
Total System Services, Inc., 3.75%, 6/1/23	1,080	1,071,391

		$2,789,203

Computers — 1.7%
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	$2,350	$2,386,281
DXC Technology Co., 2.875%, 3/27/20	800	793,614
DXC Technology Co., 3.271%, (3 mo. USD LIBOR + 0.95%), 3/1/21(2)	2,500	2,500,043

Security	Principal Amount (000’s omitted)	Value
Hewlett Packard Enterprise Co., 3.105%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	$1,079	$1,080,193
Microchip Technology, Inc., 4.333%, 6/1/23(1)	1,664	1,655,034

		$8,415,165

Diversified Financial Services — 4.6%
Air Lease Corp., 3.375%, 6/1/21	$1,200	$1,192,947
Ally Financial, Inc., 3.25%, 11/5/18	4,700	4,700,000
Ally Financial, Inc., 3.50%, 1/27/19	1,180	1,181,475
Ally Financial, Inc., 4.125%, 3/30/20	1,160	1,167,250
Banco BTG Pactual SA/Cayman Islands, 5.50%, 1/31/23(1)	540	510,881
Brookfield Finance, Inc., 3.90%, 1/25/28	3,600	3,426,498
Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	2,336	2,102,283
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	429,773
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	510	477,532
Synchrony Financial, 3.578%, (3 mo. USD LIBOR + 1.23%), 2/3/20(2)	3,465	3,488,200
Synchrony Financial, 3.95%, 12/1/27	2,635	2,391,873
UBS Group Funding Switzerland AG, 3.491%, 5/23/23(1)	1,450	1,421,284

		$22,489,996

Electric Utilities — 0.3%
Entergy Corp., 4.00%, 7/15/22	$1,046	$1,059,010
ITC Holdings Corp., 4.05%, 7/1/23	680	680,037

		$1,739,047

Electrical and Electronic Equipment — 0.8%
Jabil, Inc., 3.95%, 1/12/28	$1,108	$1,040,855
Jabil, Inc., 4.70%, 9/15/22	920	937,664
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	2,165	2,203,321

		$4,181,840

Foods — 0.7%
ESAL GmbH, 6.25%, 2/5/23(1)	$400	$398,500
Kraft Heinz Foods Co., 3.375%, 6/15/21	297	295,601
Smithfield Foods, Inc., 2.65%, 10/3/21(1)	1,304	1,243,355
Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,433,514

		$3,370,970

Health Services — 0.3%
MEDNAX, Inc., 5.25%, 12/1/23(1)	$1,420	$1,425,325

		$1,425,325

Healthcare Products — 0.4%
Becton Dickinson and Co., 3.261%, (3 mo. USD LIBOR + 0.88%), 12/29/20(2)	$1,754	$1,756,708

		$1,756,708

Home Construction — 0.5%
Lennar Corp., 4.125%, 1/15/22	$313	$312,230
Lennar Corp., 4.50%, 11/15/19	1,150	1,161,500
Toll Brothers Finance Corp., 4.875%, 3/15/27	940	902,400

		$2,376,130

Home Furnishings — 0.2%
Whirlpool Corp., 4.50%, 6/1/46	$914	$802,233

		$802,233

Security	Principal Amount (000’s omitted)	Value
Household Products — 0.3%
Newell Brands, Inc., 3.85%, 4/1/23	$1,426	$1,396,918

		$1,396,918

Insurance — 0.1%
Principal Financial Group, Inc., 4.30%, 11/15/46	$534	$504,711

		$504,711

Internet Software & Services — 0.2%
Symantec Corp., 5.00%, 4/15/25(1)	$916	$910,042

		$910,042

Lodging and Gaming — 0.2%
MGM Resorts International, 4.625%, 9/1/26	$900	$843,480

		$843,480

Machinery — 0.1%
Wabtec Corp., 3.382%, (3 mo. USD LIBOR + 1.05%), 9/15/21(2)	$431	$431,940

		$431,940

Mining — 0.4%
Freeport-McMoRan, Inc., 5.40%, 11/14/34	$900	$850,500
Yamana Gold, Inc., 4.625%, 12/15/27	1,285	1,210,740

		$2,061,240

Miscellaneous Manufacturing — 0.1%
Carlisle Cos., Inc., 3.50%, 12/1/24	$442	$423,833

		$423,833

Oil and Gas — 1.8%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	$1,465	$1,443,025
Ecopetrol SA, 5.875%, 9/18/23	1,400	1,495,200
Nabors Industries, Inc., 4.625%, 9/15/21	983	972,987
Noble Energy, Inc., 3.90%, 11/15/24	937	921,163
Oceaneering International, Inc., 4.65%, 11/15/24	1,035	992,121
Petroleos Mexicanos, 6.875%, 8/4/26	1,500	1,586,100
Pioneer Natural Resources Co., 4.45%, 1/15/26	1,400	1,437,987

		$8,848,583

Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$862,138

		$862,138

Pharmaceuticals — 1.5%
Celgene Corp., 3.55%, 8/15/22	$1,041	$1,038,650
CVS Health Corp., 3.70%, 3/9/23	2,769	2,759,410
CVS Health Corp., 4.10%, 3/25/25	998	996,303
CVS Health Corp., 4.30%, 3/25/28	2,393	2,373,953
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	219	215,485

		$7,383,801

Pipelines — 0.6%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$440,965
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	770,497
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	939,419
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	592,330

		$2,743,211

Security	Principal Amount (000’s omitted)	Value
Real Estate Investment Trusts (REITs) — 1.3%
CBL & Associates, L.P., 5.95%, 12/15/26	$1,000	$832,500
Crown Castle International Corp., 3.20%, 9/1/24	851	810,421
Crown Castle International Corp., 3.65%, 9/1/27	750	705,629
DDR Corp., 3.625%, 2/1/25	874	828,928
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,209,895
EPR Properties, 4.50%, 6/1/27	1,350	1,291,866
EPR Properties, 4.95%, 4/15/28	725	713,337

		$6,392,576

Retail-Specialty and Apparel — 1.0%
Dollar Tree, Inc., 3.70%, 5/15/23	$1,476	$1,457,924
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	965	966,480
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	307,169
Tapestry, Inc., 4.125%, 7/15/27	2,491	2,370,503

		$5,102,076

Software — 0.4%
CA, Inc., 4.70%, 3/15/27	$909	$910,782
IQVIA, Inc., 5.00%, 10/15/26(1)	930	914,423

		$1,825,205

Technology — 0.5%
Western Digital Corp., 4.75%, 2/15/26	$2,412	$2,337,107

		$2,337,107

Telecommunications — 2.4%
AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,017,880
AT&T, Inc., 3.60%, 2/17/23	1,834	1,823,614
AT&T, Inc., 4.10%, 2/15/28(1)	2,390	2,320,673
Nokia Oyj, 4.375%, 6/12/27	1,500	1,447,500
Verizon Communications, Inc., 3.414%, (3 mo. USD LIBOR + 1.10%), 5/15/25(2)	1,108	1,118,577
Verizon Communications, Inc., 4.329%, 9/21/28(1)	2,407	2,425,611
Verizon Communications, Inc., 4.862%, 8/21/46	1,400	1,405,564

		$11,559,419

Transportation — 0.2%
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	$914	$878,527

		$878,527

Utilities — 1.2%
American Water Capital Corp., 2.95%, 9/1/27	$1,426	$1,335,123
Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,392,148
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	869	855,812
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	995,379
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,122,457

		$5,700,919

Total Corporate Bonds & Notes (identified cost $219,316,693)		$214,224,577

Agency Mortgage-Backed Securities — 12.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$790	$823,356
Pool #C03490, 4.50%, 8/1/40	633	660,004
Pool #C09031, 2.50%, 2/1/43	1,765	1,639,718
Pool #G07589, 5.50%, 6/1/41	2,813	3,055,612
Pool #G08596, 4.50%, 7/1/44	860	893,106
Pool #G08670, 3.00%, 10/1/45	1,437	1,378,214
Pool #G08701, 3.00%, 4/1/46	2,213	2,120,941
Pool #G08717, 4.00%, 8/1/46	2,001	2,026,415
Pool #G08738, 3.50%, 12/1/46	1,935	1,909,657
Pool #G08758, 4.00%, 4/1/47	1,832	1,853,711
Pool #G60608, 4.00%, 5/1/46	3,105	3,148,329
Pool #G60761, 3.00%, 10/1/43	2,176	2,099,473
Pool #Q10378, 3.00%, 8/1/42	1,097	1,057,993
Pool #Q17453, 3.50%, 4/1/43	1,696	1,684,746
Pool #Q34310, 3.50%, 6/1/45	1,994	1,969,502
Pool #Q40264, 3.50%, 5/1/46	1,597	1,575,585
Pool #Q45051, 3.00%, 12/1/46	3,384	3,246,263
Pool #Q46889, 3.50%, 3/1/47	2,689	2,666,521
Pool #Q47999, 4.00%, 5/1/47	3,727	3,785,624

		$37,594,770

Federal National Mortgage Association:
Pool #AB3678, 3.50%, 10/1/41	$3,561	$3,539,903
Pool #AL7524, 5.00%, 7/1/41	967	1,026,109
Pool #AS3892, 4.00%, 11/1/44	1,099	1,114,829
Pool #AS5332, 4.00%, 7/1/45	1,272	1,291,214
Pool #AS6014, 4.00%, 10/1/45	850	863,558
Pool #AS9721, 4.00%, 6/1/47	2,733	2,763,878
Pool #BA0891, 3.50%, 1/1/46	2,465	2,432,459
Pool #BA3938, 3.50%, 1/1/46	1,949	1,923,379
Pool #BD1183, 3.50%, 12/1/46	1,310	1,292,522
Pool #BE2316, 3.50%, 1/1/47	3,069	3,025,065
Pool #MA0634, 4.50%, 1/1/31	647	671,572
Pool #MA1789, 4.50%, 2/1/44	819	851,175
Pool #MA2653, 4.00%, 6/1/46	2,018	2,042,945

		$22,838,608

Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$1,719	$1,712,720

		$1,712,720

Total Agency Mortgage-Backed Securities (identified cost $65,089,477)		$62,146,098

Collateralized Mortgage Obligations — 4.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 3820, Class DJ, 3.00%, 11/15/35	$982	$981,806

Security	Principal Amount (000’s omitted)	Value
Series 4030, Class PA, 3.50%, 6/15/40	$1,460	$1,461,347
Series 4423, Class A, 3.50%, 10/15/39	1,385	1,389,022

		$3,832,175

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.716%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$715	$748,342
Series 2018-DNA1, Class M1, 2.666%, (1 mo. USD LIBOR + 0.45%), 7/25/30(2)	1,205	1,204,747

		$1,953,089

Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$282	$297,914
Series 2011-135, Class PK, 4.50%, 5/25/40	990	1,019,422
Series 2013-6, Class HD, 1.50%, 12/25/42	281	256,890
Series 2013-130, Class EA, 3.00%, 6/25/38	1,223	1,207,192
Series 2014-70, Class KP, 3.50%, 3/25/44	1,288	1,287,244

		$4,068,662

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.466%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$2,300	$2,654,764
Series 2014-C02, Class 1M2, 4.816%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	2,050	2,190,805
Series 2014-C02, Class 2M2, 4.816%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	1,009	1,073,148
Series 2014-C03, Class 1M2, 5.216%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,207	1,301,913
Series 2014-C03, Class 2M2, 5.116%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	2,058	2,201,190
Series 2017-C05, Class 1M2, 4.416%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	400	412,712
Series 2017-C06, Class 1M2, 4.866%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	1,275	1,333,776
Series 2018-C03, Class 1M1, 2.896%, (1 mo. USD LIBOR + 0.68%), 10/25/30(2)	508	508,984

		$11,677,292

Total Collateralized Mortgage Obligations (identified cost $21,628,740)		$21,531,218

Commercial Mortgage-Backed Securities — 7.1%

Security	Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class C, 4.587%, 12/10/54(6)	$1,050	$1,043,451
Series 2016-C7, Class D, 4.587%, 12/10/54(1)(6)	2,000	1,781,019
Citigroup Commercial Mortgage Trust
Series 2017-MDRB, Class C, 4.658%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	3,000	3,001,634
COMM Mortgage Trust
Series 2014-CR21, Class C, 4.562%, 12/10/47(6)	500	484,521
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.508%, 12/15/49(6)	1,500	1,473,806
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class C, 4.71%, 9/15/47(6)	2,530	2,455,995
Series 2014-C22, Class D, 4.71%, 9/15/47(1)(6)	500	427,668
Series 2014-C23, Class D, 4.099%, 9/15/47(1)(6)	250	221,089
Series 2014-C25, Class D, 4.093%, 11/15/47(1)(6)	1,960	1,664,314
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.586%, 8/15/46(1)(6)	2,000	2,000,458
Series 2012-CBX, Class AS, 4.271%, 6/15/45	3,325	3,404,907
Series 2013-C13, Class D, 4.125%, 1/15/46(1)(6)	2,000	1,939,330

Security	Principal Amount (000’s omitted)	Value
Morgan Stanley Capital I Trust
Series 2016-UB12, Class D, 3.312%, 12/15/49(1)	$1,000	$788,086
Motel 6 Trust
Series 2017-MTL6, Class C, 3.558%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	1,472	1,475,237
Series 2017-MTL6, Class D, 4.308%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	596	598,188
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class C, 4.263%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	5,000	5,008,480
RETL Trust
Series 2018-RVP, Class A, 3.258%, (1 mo. USD LIBOR + 1.10%), 3/15/33(1)(2)	2,899	2,912,414
Toorak Mortgage Corp., Ltd.
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(7)	1,330	1,333,185
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.694%, 9/15/58(6)	900	891,197
Series 2015-SG1, Class C, 4.618%, 9/15/48(6)	1,500	1,465,336

Total Commercial Mortgage-Backed Securities (identified cost $34,155,913)		34,370,315

Asset-Backed Securities — 19.6%

Security	Principal Amount (000’s omitted)	Value
AASET U.S., Ltd.
Series 2018-1A, Class A, 3.844%, 1/16/38(1)	$528	$523,905
Series 2018-1A, Class B, 5.437%, 1/16/38(1)	627	633,143
American Credit Acceptance Receivables Trust
Series 2017-3, Class A, 1.82%, 3/10/20(1)	55	54,693
Series 2017-4, Class A, 2.00%, 7/10/20(1)	379	378,483
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class B, 2.21%, 5/10/21	610	607,802
Series 2016-4, Class A3, 1.53%, 7/8/21	736	732,757
Ascentium Equipment Receivable Trust
Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	559	558,694
Avant Loans Funding Trust
Series 2017-B, Class A, 2.29%, 6/15/20(1)	297	297,217
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class A, 2.97%, 2/20/20(1)	1,667	1,667,828
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	750	750,813
Series 2014-1A, Class A, 2.46%, 7/20/20(1)	3,885	3,875,328
Canadian Pacer Auto Receivables Trust
Series 2017-1A, Class A2A, 1.77%, 12/19/19(1)	161	160,402
Canyon Capital CLO, Ltd.
Series 2016-1A, Class BR, 4.039%, (3 mo. USD LIBOR + 1.70%), 7/15/31(1)(2)	1,000	1,001,093
Series 2016-1A, Class DR, 5.139%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	1,000	996,556
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class A2, 3.638%, (3 mo. USD LIBOR + 1.55%), 7/27/31(1)(2)	1,000	1,001,212
Series 2014-3RA, Class C, 5.038%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	999,200
CarMax Auto Owner Trust
Series 2017-2, Class A3, 1.93%, 3/15/22	1,355	1,338,910
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	1,200	1,186,869

Security	Principal Amount (000’s omitted)	Value
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.22%, 4/25/47(1)	$1,086	$1,100,217
Conn Funding II L.P.
Series 2017-B, Class A, 2.73%, 7/15/20(1)	285	285,182
Series 2018-A, Class A, 3.25%, 1/15/23(1)	390	389,584
Consumer Loan Underlying Bond Credit Trust
Series 2017-NP1, Class C, 5.13%, 4/17/23(1)	2,000	2,016,023
DB Master Finance, LLC
Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	2,275	2,278,365
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	337	331,801
Driven Brands Funding, LLC
Series 2018-1A, Class A2, 4.74%, 4/20/48(1)	773	769,721
Dryden Senior Loan Fund
Series 2018-55A, Class D, 4.89%, (3 mo. USD LIBOR + 2.85%), 4/5/31(1)(2)	1,000	992,850
Enterprise Fleet Financing, LLC
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	1,016	1,010,927
First Investors Auto Owner Trust
Series 2016-2A, Class A1, 1.53%, 11/16/20(1)	21	20,607
Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	150	149,943
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2II, 5.09%, 4/30/47(1)	988	1,002,494
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	473,781
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	2,263	2,244,519
Hardee’s Funding, LLC
Series 2018-1A, Class AI, 4.25%, 6/20/48(1)	980	980,020
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	936	930,753
Invitation Homes Trust
Series 2017-SFR2, Class B, 3.308%, (1 mo. USD LIBOR + 1.15%), 12/17/36(1)(2)	363	364,511
Series 2017-SFR2, Class C, 3.608%, (1 mo. USD LIBOR + 1.45%), 12/17/36(1)(2)	461	463,564
Series 2018-SFR1, Class B, 3.108%, (1 mo. USD LIBOR + 0.95%), 3/17/37(1)(2)	380	378,923
Series 2018-SFR1, Class C, 3.408%, (1 mo. USD LIBOR + 1.25%), 3/17/37(1)(2)	445	445,795
Series 2018-SFR2, Class A, 3.058%, (1 mo. USD LIBOR + 0.90%), 6/17/37(1)(2)	5,566	5,579,997
MarketPlace Loan Trust
Series 2015-CB1, Class A, 4.00%, 7/15/21(1)	909	908,511
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3, 1.26%, 2/16/21	1,021	1,012,562
NextGear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	3,276	3,275,756
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(1)	1,037	1,039,113
Series 2015-1A, Class B, 3.85%, 3/18/26(1)	1,200	1,207,788
Series 2015-2A, Class A, 2.57%, 7/18/25(1)	17	17,309
Series 2016-2A, Class A, 4.10%, 3/20/28(1)	447	450,167
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	1,925	1,892,782
Planet Fitness Master Issuer, LLC
Series 2018-1A, Class A2I, 4.26%, 9/5/48(1)	2,080	2,080,380
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/23(1)	535	535,053
Series 2017-1A, Class B, 3.65%, 6/15/23(1)	750	751,243

Security	Principal Amount (000’s omitted)	Value
Series 2017-2A, Class A, 2.41%, 9/15/23(1)	$2,914	$2,911,157
Series 2017-2A, Class B, 3.48%, 9/15/23(1)	605	604,840
Series 2017-3A, Class A, 2.36%, 11/15/23(1)	2,114	2,108,499
Series 2017-3A, Class B, 3.36%, 11/15/23(1)	3,015	2,996,727
Series 2018-1A, Class A, 3.11%, 6/17/24(1)	1,473	1,473,738
Series 2018-2A, Class A, 3.35%, 10/15/24(1)	3,750	3,750,259
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(1)	5,000	4,971,465
Santander Drive Auto Receivables Trust
Series 2017-3, Class A3, 1.87%, 6/15/21	1,367	1,362,910
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A3, 1.52%, 3/25/20(1)	260	258,989
Sierra Receivables Funding Co., LLC
Series 2014-2A, Class B, 2.40%, 6/20/31(1)	383	381,931
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	135	134,546
Skopos Auto Receivables Trust
Series 2018-1A, Class A, 3.19%, 9/15/21(1)	1,652	1,650,271
Social Professional Loan Program, LLC
Series 2014-B, Class A2, 2.55%, 8/27/29(1)	424	420,159
SpringCastle America Funding LLC
Series 2016-AA, Class A, 3.05%, 4/25/29(1)	775	772,785
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.83%, 5/25/46(1)	2,364	2,368,124
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	767	759,626
Tesla Auto Lease Trust
Series 2018-A, Class A, 2.32%, 12/20/19(1)	877	874,341
Thunderbolt Aircraft Lease, Ltd.
Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(7)	1,816	1,871,965
Towd Point Asset Trust
Series 2018-SL1, Class A, 2.82%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	4,572	4,552,022
Upland CLO, Ltd.
Series 2016-1A, Class CR, 5.25%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	1,000	996,500
Vantage Data Centers Issuer, LLC
Series 2018-1A, Class A2, 4.07%, 2/16/43(1)	1,375	1,377,205
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(1)	864	861,042
Voya CLO, Ltd.
Series 2018-2A, Class B1, 3.92%, (3 mo. USD LIBOR + 1.55%), 7/15/31(1)(2)	1,000	1,001,123
Wendys Funding, LLC
Series 2015-1A, Class A2II, 4.08%, 6/15/45(1)	2,925	2,932,144
Wheels SPV, LLC
Series 2017-1A, Class A2, 1.88%, 4/20/26(1)	775	769,770
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/20	1,000	993,629

Total Asset-Backed Securities (identified cost $95,622,647)		$95,300,913

U.S. Treasury Obligations — 6.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.00%, 2/15/48	$2,425	$2,333,210
U.S. Treasury Bond, 3.125%, 5/15/48	2,055	2,027,065
U.S. Treasury Inflation-Protected Bond, 1.75%, 1/15/28(8)	8,956	9,594,747
U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/22(8)	9,961	9,682,026
U.S. Treasury Note, 2.625%, 6/30/23	1,322	1,303,513
U.S. Treasury Note, 2.875%, 5/15/28	8,991	8,857,891

Total U.S. Treasury Obligations (identified cost $34,360,561)		$33,798,452

Senior Floating-Rate Loans — 2.5%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Building and Development — 0.2%
DTZ U.S. Borrower, LLC, Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), 8/21/25	$1,250	$1,255,729

		$1,255,729

Business Equipment and Services — 0.2%
Change Healthcare Holdings, LLC, Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), 3/1/24	$1,083	$1,088,148

		$1,088,148

Cable and Satellite Television — 0.4%
UPC Financing Partnership, Term Loan, 4.65%, (1 mo. USD LIBOR + 2.50%), 1/15/26	$833	$833,259
Ziggo Secured Finance Partnership, Term Loan, 4.65%, (1 mo. USD LIBOR + 2.50%), 4/15/25	1,000	982,969

		$1,816,228

Drugs — 0.4%
Jaguar Holding Company II, Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), 8/18/22	$1,870	$1,873,841

		$1,873,841

Electronics/Electrical — 0.5%
Infor (US), Inc., Term Loan, 5.13%, (3 mo. USD LIBOR + 2.75%), 2/1/22	$1,866	$1,872,699
MA FinanceCo., LLC, Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), 6/21/24	81	80,749
Seattle Spinco, Inc., Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), 6/21/24	547	544,905

		$2,498,353

Equipment Leasing — 0.4%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.16%, (1 mo. USD LIBOR + 2.00%), 1/15/25	$1,796	$1,803,359

		$1,803,359

Food/Drug Retailers — 0.2%
Albertsons, LLC, Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), 8/25/21	$995	$997,263

		$997,263

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Telecommunications — 0.2%
Sprint Communications, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), 2/2/24	$848	$850,498

		$850,498

Total Senior Floating-Rate Loans (identified cost $12,157,200)		$12,183,419

Short-Term Investments — 2.2%

Commercial Paper — 0.3%

Security	Principal Amount (000’s omitted)	Value
AT&T, Inc., 3.14%, 5/28/19(1)	$1,450	$1,422,337

Total Commercial Paper (identified cost $1,421,121)		$1,422,337

Other — 1.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.19%(10)	9,420,561	$9,420,561

Total Other (identified cost $9,420,640)		$9,420,561

Total Short-Term Investments (identified cost $10,841,761)		$10,842,898

Total Investments — 99.3% (identified cost $493,172,992)		$484,397,890

Other Assets, Less Liabilities — 0.7%		$3,364,917

Net Assets — 100.0%		$487,762,807

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2018, the aggregate value of these securities is $145,548,372 or 29.8% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2018.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at September 30, 2018.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2018.

(7)	Step coupon security. Interest rate represents the rate in effect at September 30, 2018.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2018 was $119,690.

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	158	Long	Dec-18	$33,296,031	$(84,178)
U.S. 5-Year Treasury Note	49	Short	Dec-18	(5,511,352)	42,417
U.S. Ultra 10-Year Treasury Note	180	Short	Dec-18	(22,680,000)	345,662
U.S. Ultra-Long Treasury Bond	292	Long	Dec-18	45,050,125	(1,408,572)

					$(1,104,671)

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PPTT	-	Preferred Pass-Through Trust

Currency Abbreviations:

USD	-	United States Dollar

At September 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At September 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $388,079 and $1,492,750, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$214,224,577	$—	$214,224,577
Agency Mortgage-Backed Securities	—	62,146,098	—	62,146,098
Collateralized Mortgage Obligations	—	21,531,218	—	21,531,218
Commercial Mortgage-Backed Securities	—	34,370,315	—	34,370,315
Asset-Backed Securities	—	95,300,913	—	95,300,913
U.S. Treasury Obligations	—	33,798,452	—	33,798,452
Senior Floating-Rate Loans	—	12,183,419	—	12,183,419
Short-Term Investments — Commercial Paper	—	1,422,337	—	1,422,337
Other	—	9,420,561	—	9,420,561
Total Investments	$—	$484,397,890	$—	$484,397,890
Futures Contracts	$388,079	$—	$—	$388,079
Total	$388,079	$484,397,890	$—	$484,785,969

Liability Description
Futures Contracts	$(1,492,750)	$—	$—	$(1,492,750)
Total	$(1,492,750)	$—	$—	$(1,492,750)

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2018 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Dividend Builder Fund

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 2.5%
Lockheed Martin Corp.	41,400	$14,322,744
Textron, Inc.	148,800	10,634,736

		$24,957,480

Banks — 5.7%
Bank of America Corp.	611,500	$18,014,790
Canadian Imperial Bank of Commerce(1)	104,372	9,779,850
JPMorgan Chase & Co.	168,900	19,058,676
People’s United Financial, Inc.	507,300	8,684,976

		$55,538,292

Beverages — 4.4%
Coca-Cola Co. (The)	365,900	$16,900,921
Constellation Brands, Inc., Class A	47,800	10,306,636
PepsiCo, Inc.	143,700	16,065,660

		$43,273,217

Biotechnology — 3.3%
AbbVie, Inc.	110,400	$10,441,632
Biogen, Inc.(2)	8,700	3,073,797
Celgene Corp.(2)	31,640	2,831,464
Gilead Sciences, Inc.	118,400	9,141,664
Incyte Corp.(2)	77,300	5,339,884
Vertex Pharmaceuticals, Inc.(2)	10,100	1,946,674

		$32,775,115

Capital Markets — 2.3%
Blackstone Group LP (The)	266,700	$10,155,936
CME Group, Inc.	70,300	11,965,763

		$22,121,699

Chemicals — 1.3%
DowDuPont, Inc.	194,000	$12,476,140

		$12,476,140

Communications Equipment — 0.9%
Cisco Systems, Inc.	186,000	$9,048,900

		$9,048,900

Construction & Engineering — 0.9%
Fluor Corp.	150,200	$8,726,620

		$8,726,620

Consumer Finance — 1.0%
Navient Corp.	707,200	$9,533,056

		$9,533,056

1

Security	Shares	Value
Containers & Packaging — 1.2%
International Paper Co.	242,653	$11,926,395

		$11,926,395

Diversified Telecommunication Services — 3.4%
AT&T, Inc.	435,200	$14,614,016
Verizon Communications, Inc.	349,180	18,642,720

		$33,256,736

Electric Utilities — 4.3%
Duke Energy Corp.	123,800	$9,906,476
Edison International	250,000	16,920,000
Evergy, Inc.	97,097	5,332,567
PPL Corp.(1)	354,800	10,381,448

		$42,540,491

Electronic Equipment, Instruments & Components — 0.7%
FLIR Systems, Inc.	117,300	$7,210,431

		$7,210,431

Energy Equipment & Services — 0.7%
Schlumberger, Ltd.	109,400	$6,664,648

		$6,664,648

Entertainment — 2.5%
Activision Blizzard, Inc.	91,500	$7,611,885
Walt Disney Co. (The)	146,600	17,143,404

		$24,755,289

Equity Real Estate Investment Trusts (REITs) — 4.8%
AvalonBay Communities, Inc.	59,800	$10,832,770
National Retail Properties, Inc.	322,800	14,467,896
Simon Property Group, Inc.	123,000	21,740,250

		$47,040,916

Food & Staples Retailing — 0.6%
Walmart, Inc.	59,600	$5,597,036

		$5,597,036

Food Products — 0.7%
Campbell Soup Co.(1)	176,800	$6,476,184

		$6,476,184

Health Care Equipment & Supplies — 1.8%
Danaher Corp.	72,500	$7,877,850
Medtronic PLC	104,700	10,299,339

		$18,177,189

Health Care Providers & Services — 2.4%
Aetna, Inc.	52,400	$10,629,340
Anthem, Inc.	48,200	13,209,210

		$23,838,550

2

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.2%
Extended Stay America, Inc.	448,700	$9,077,201
Starbucks Corp.	227,300	12,919,732

		$21,996,933

Independent Power and Renewable Electricity Producers — 1.0%
NextEra Energy Partners, L.P.	207,200	$10,049,200

		$10,049,200

Industrial Conglomerates — 1.5%
3M Co.	71,400	$15,044,694

		$15,044,694

Insurance — 4.0%
American Financial Group, Inc.	142,200	$15,779,934
American International Group, Inc.	222,300	11,835,252
First American Financial Corp.	220,900	11,396,231

		$39,011,417

Interactive Media & Services — 4.1%
Alphabet, Inc., Class C(2)	24,814	$29,614,765
Facebook, Inc., Class A(2)	67,100	11,035,266

		$40,650,031

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.(2)	16,300	$32,648,900

		$32,648,900

IT Services — 2.6%
Cognizant Technology Solutions Corp., Class A	139,500	$10,762,425
International Business Machines Corp.	32,672	4,940,333
Leidos Holdings, Inc.	136,100	9,412,676

		$25,115,434

Machinery — 2.1%
PACCAR, Inc.	153,500	$10,467,165
Parker-Hannifin Corp.	55,700	10,244,901

		$20,712,066

Oil, Gas & Consumable Fuels — 5.6%
BP PLC	1,314,100	$10,072,232
ConocoPhillips	115,600	8,947,440
Exxon Mobil Corp.	291,100	24,749,322
Phillips 66	96,200	10,843,664

		$54,612,658

Pharmaceuticals — 7.0%
Bristol-Myers Squibb Co.	135,200	$8,393,216
Eli Lilly & Co.	87,300	9,368,163
GlaxoSmithKline PLC ADR	240,100	9,644,817
Johnson & Johnson	148,600	20,532,062
Pfizer, Inc.	472,200	20,809,854

		$68,748,112

Semiconductors & Semiconductor Equipment — 4.5%
Broadcom, Inc.	42,900	$10,584,717
QUALCOMM, Inc.(1)	219,200	15,788,976

3

Security	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	180,100	$7,953,216
Texas Instruments, Inc.	87,800	9,420,062

		$43,746,971

Software — 3.6%
Microsoft Corp.	308,467	$35,279,371

		$35,279,371

Specialty Retail — 2.0%
Home Depot, Inc. (The)	93,200	$19,306,380

		$19,306,380

Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	196,037	$44,253,392
HP, Inc.	781,400	20,136,678

		$64,390,070

Textiles, Apparel & Luxury Goods — 2.2%
Gildan Activewear, Inc.	330,300	$10,051,029
Tapestry, Inc.	238,400	11,984,368

		$22,035,397

Tobacco — 2.0%
Altria Group, Inc.	163,790	$9,878,175
Philip Morris International, Inc.	118,635	9,673,498

		$19,551,673

Total Common Stocks (identified cost $812,852,278)		$978,833,691

Short-Term Investments — 0.2%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 2.19%(3)	1,708,899	$1,708,899

Total Short-Term Investments (identified cost $1,708,899)		$1,708,899

Total Investments — 99.9% (identified cost $814,561,177)		$980,542,590

Other Assets, Less Liabilities — 0.1%		$576,835

Net Assets — 100.0%		$981,119,425

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

4

(1)

All or a portion of this security was on loan at September 30, 2018. The aggregate market value of securities on loan at September 30, 2018 was $39,345,086 and the total market value of the collateral received by the Fund was $40,460,488, comprised of U.S. Government and/or agencies securities.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2018 was $20,961.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at September 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$98,662,056	$—		$—	$98,662,056
Consumer Discretionary	95,987,610	—		—	95,987,610
Consumer Staples	74,898,110	—		—	74,898,110
Energy	51,205,074	10,072,232		—	61,277,306
Financials	126,204,464	—		—	126,204,464
Health Care	143,538,966	—		—	143,538,966
Industrials	69,440,860	—		—	69,440,860
Information Technology	184,791,177	—		—	184,791,177
Materials	24,402,535	—		—	24,402,535
Real Estate	47,040,916	—		—	47,040,916
Utilities	52,589,691	—		—	52,589,691
Total Common Stocks	$968,761,459	$10,072,232	*	$—	$978,833,691
Short-Term Investments	$—	$1,708,899		$—	$1,708,899
Total Investments	$968,761,459	$11,781,131		$—	$980,542,590

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Greater India Fund

September 30, 2018 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2018, the value of the Fund’s investment in the Portfolio was $216,820,908 and the Fund owned 99.99% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value
India — 92.6%
Auto Components — 1.3%
MRF, Ltd.	3,154	$2,772,234

		$2,772,234

Automobiles — 10.0%
Eicher Motors, Ltd.	12,698	$4,248,165
Mahindra & Mahindra, Ltd.	464,154	5,536,712
Maruti Suzuki India, Ltd.	118,615	11,981,214

		$21,766,091

Banks — 10.2%
Axis Bank, Ltd.(1)	1,037,912	$8,829,959
Bandhan Bank, Ltd.(2)	112,536	880,488
Federal Bank, Ltd.	954,107	930,338
HDFC Bank, Ltd.	243,980	6,747,460
IndusInd Bank, Ltd.	105,888	2,470,171
RBL Bank, Ltd.(2)	315,698	2,235,482

		$22,093,898

Beverages — 1.2%
United Breweries, Ltd.	139,855	$2,624,994

		$2,624,994

Biotechnology — 1.0%
Biocon, Ltd.	228,170	$2,170,307

		$2,170,307

Capital Markets — 0.0%(3)
HDFC Asset Management Co., Ltd.(1)(2)	793	$14,516

		$14,516

Construction & Engineering — 1.2%
Voltas, Ltd.	360,925	$2,665,053

		$2,665,053

Construction Materials — 3.9%
Century Textiles & Industries, Ltd.	181,003	$2,045,585
Dalmia Bharat, Ltd.	61,347	1,950,998
UltraTech Cement, Ltd.	78,030	4,381,819

		$8,378,402

Consumer Finance — 5.3%
Bajaj Finance, Ltd.	174,816	$5,258,645
Bharat Financial Inclusion, Ltd.(1)	166,217	2,383,360
Mahindra & Mahindra Financial Services, Ltd.	509,947	2,826,038
Muthoot Finance, Ltd.	174,463	956,916

		$11,424,959

Diversified Financial Services — 1.7%
Bajaj Holdings & Investment, Ltd.	88,079	$3,745,734

		$3,745,734

1

Security	Shares	Value
Electrical Equipment — 0.5%
Graphite India, Ltd.	86,164	$1,008,006

		$1,008,006

Food Products — 3.1%
Britannia Industries, Ltd.	60,017	$4,843,474
GlaxoSmithKline Consumer Healthcare, Ltd.	18,061	1,820,192

		$6,663,666

Hotels, Restaurants & Leisure — 0.8%
Indian Hotels Co., Ltd. (The)	923,711	$1,758,925

		$1,758,925

Household Durables — 2.2%
Crompton Greaves Consumer Electricals, Ltd.	885,858	$2,725,198
Whirlpool of India, Ltd.	105,860	1,969,890

		$4,695,088

Household Products — 2.7%
Hindustan Unilever, Ltd.	264,321	$5,856,267

		$5,856,267

Insurance — 1.5%
ICICI Lombard General Insurance Co., Ltd.(2)	121,681	$1,351,323
ICICI Prudential Life Insurance Co., Ltd.(2)	397,908	1,832,658

		$3,183,981

Interactive Media & Services — 2.1%
Info Edge India, Ltd.	220,829	$4,512,078

		$4,512,078

IT Services — 14.9%
HCL Technologies, Ltd.	388,225	$5,816,145
Infosys, Ltd.	2,103,992	21,184,109
Infosys, Ltd. ADR	64,160	652,507
Larsen & Toubro Infotech, Ltd.(2)	61,474	1,654,120
Tech Mahindra, Ltd.	304,287	3,135,882

		$32,442,763

Life Sciences Tools & Services — 1.3%
Divi’s Laboratories, Ltd.	153,844	$2,788,491

		$2,788,491

Machinery — 2.2%
AIA Engineering, Ltd.	93,336	$2,238,716
Thermax, Ltd.	186,957	2,498,349

		$4,737,065

Metals & Mining — 1.4%
Hindustan Zinc, Ltd.	376,430	$1,508,692
Jindal Steel & Power, Ltd.(1)	564,567	1,526,378

		$3,035,070

Oil, Gas & Consumable Fuels — 6.3%
Mangalore Refinery & Petrochemicals, Ltd.	350,664	$346,404
Reliance Industries, Ltd.	773,149	13,382,697

		$13,729,101

Personal Products — 1.7%
Procter & Gamble Hygiene & Health Care, Ltd.	27,742	$3,709,828

		$3,709,828

2

Security	Shares	Value
Pharmaceuticals — 6.6%
Abbott India, Ltd.	32,581	$3,482,650
Cipla, Ltd.	354,182	3,176,003
Eris Lifesciences, Ltd.(1)(2)	164,420	1,668,221
Lupin, Ltd.	251,219	3,131,547
Sun Pharmaceutical Industries, Ltd.	329,836	2,835,815

		$14,294,236

Real Estate Management & Development — 1.0%
Oberoi Realty, Ltd.	214,170	$1,214,892
Prestige Estates Projects, Ltd.	325,464	946,389

		$2,161,281

Road & Rail — 0.9%
Container Corp. of India, Ltd.	219,524	$1,908,074

		$1,908,074

Textiles, Apparel & Luxury Goods — 0.5%
Aditya Birla Fashion and Retail, Ltd.(1)	471,197	$1,189,719

		$1,189,719

Thrifts & Mortgage Finance — 4.2%
Housing Development Finance Corp., Ltd.	377,013	$9,102,552

		$9,102,552

Tobacco — 2.5%
ITC, Ltd.	1,310,348	$5,403,295

		$5,403,295

Wireless Telecommunication Services — 0.4%
Vodafone Idea, Ltd.(1)	1,698,435	$910,629

		$910,629

Total India (identified cost $168,246,065)		$200,746,303

United States — 3.3%
IT Services — 3.3%
Cognizant Technology Solutions Corp., Class A	94,081	$7,258,349

		$7,258,349

Total United States (identified cost $5,115,052)		$7,258,349

Total Common Stocks (identified cost $173,361,117)		$208,004,652

Total Investments — 95.9% (identified cost $173,361,117)		$208,004,652

Other Assets, Less Liabilities — 4.1%		$8,817,971

Net Assets — 100.0%		$216,822,623

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2018, the aggregate value of these securities is $9,636,808 or 4.4% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation
Equity Futures
SGX CNX Nifty Index	370	Long	Oct-18	$8,109,660	$(75,907)

					$(75,907)

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

Abbreviations:

ADR	-	American Depositary Receipt

At September 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended September 30, 2018, the Portfolio entered into equity index futures contracts to manage cash flows.

At September 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $75,907.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At September 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$5,422,707	$—	$5,422,707
Consumer Discretionary	—	32,182,057	—	32,182,057
Consumer Staples	—	24,258,050	—	24,258,050
Energy	—	13,729,101	—	13,729,101
Financials	14,516	49,551,124	—	49,565,640
Health Care	—	19,253,034	—	19,253,034
Industrials	—	10,318,198	—	10,318,198
Information Technology	7,910,856	31,790,256	—	39,701,112
Materials	—	11,413,472	—	11,413,472
Real Estate	—	2,161,281	—	2,161,281
Total Common Stocks	$7,925,372	$200,079,280 *	$—	$208,004,652
Total Investments	$7,925,372	$200,079,280	$—	$208,004,652

Liability Description
Futures Contracts	$—	$(75,907)	$—	$(75,907)
Total	$—	$(75,907)	$—	$(75,907)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Growth Fund

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 2.7%
Boeing Co. (The)	7,451	$2,771,027
Raytheon Co.	36,521	7,547,430

		$10,318,457

Air Freight & Logistics — 1.7%
FedEx Corp.	26,337	$6,341,686

		$6,341,686

Auto Components — 2.0%
Aptiv PLC	92,856	$7,790,618

		$7,790,618

Banks — 2.2%
JPMorgan Chase & Co.	36,503	$4,118,998
KeyCorp	217,448	4,325,041

		$8,444,039

Beverages — 3.2%
Coca-Cola Co. (The)	176,768	$8,164,914
Constellation Brands, Inc., Class A	9,068	1,955,242
PepsiCo, Inc.	17,039	1,904,960

		$12,025,116

Biotechnology — 5.9%
Alexion Pharmaceuticals, Inc.(1)	42,464	$5,902,921
Biogen, Inc.(1)	12,840	4,536,500
Celgene Corp.(1)	27,497	2,460,707
Exact Sciences Corp.(1)(2)	37,458	2,956,185
Vertex Pharmaceuticals, Inc.(1)	34,251	6,601,538

		$22,457,851

Capital Markets — 2.6%
Charles Schwab Corp. (The)	98,070	$4,820,140
Goldman Sachs Group, Inc. (The)	22,619	5,072,085

		$9,892,225

Chemicals — 2.8%
Ecolab, Inc.	51,866	$8,131,551
Sherwin-Williams Co. (The)	5,460	2,485,447

		$10,616,998

Commercial Services & Supplies — 1.8%
Waste Connections, Inc.	34,998	$2,791,791
Waste Management, Inc.	43,254	3,908,431

		$6,700,222

Communications Equipment — 2.0%
Palo Alto Networks, Inc.(1)	33,356	$7,513,773

		$7,513,773

1

Security	Shares	Value
Electrical Equipment — 1.5%
Rockwell Automation, Inc.	29,648	$5,559,593

		$5,559,593

Entertainment — 5.6%
Activision Blizzard, Inc.	105,581	$8,783,283
Netflix, Inc.(1)	12,341	4,617,138
Walt Disney Co. (The)	68,522	8,012,963

		$21,413,384

Food Products — 1.7%
Conagra Brands, Inc.	99,092	$3,366,155
Pinnacle Foods, Inc.	45,362	2,939,911

		$6,306,066

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	87,226	$6,398,899
Danaher Corp.	35,092	3,813,097
Intuitive Surgical, Inc.(1)	4,253	2,441,222

		$12,653,218

Health Care Providers & Services — 2.8%
Anthem, Inc.	14,522	$3,979,754
UnitedHealth Group, Inc.	24,667	6,562,409

		$10,542,163

Hotels, Restaurants & Leisure — 0.9%
Starbucks Corp.	59,807	$3,399,430

		$3,399,430

Interactive Media & Services — 11.4%
Alphabet, Inc., Class A(1)	9,512	$11,481,745
Alphabet, Inc., Class C(1)	14,013	16,724,095
Facebook, Inc., Class A(1)	34,822	5,726,826
IAC/InterActiveCorp(1)	31,440	6,813,677
Twitter, Inc.(1)	99,537	2,832,823

		$43,579,166

Internet & Direct Marketing Retail — 9.0%
Amazon.com, Inc.(1)	15,342	$30,730,026
Booking Holdings, Inc.(1)	1,696	3,364,864

		$34,094,890

IT Services — 7.0%
GoDaddy, Inc., Class A(1)	99,831	$8,324,907
Visa, Inc., Class A(2)	123,225	18,494,840

		$26,819,747

Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	50,724	$3,578,071
Illumina, Inc.(1)	6,145	2,255,584

		$5,833,655

Machinery — 1.0%
Illinois Tool Works, Inc.	26,395	$3,724,862

		$3,724,862

Oil, Gas & Consumable Fuels — 2.0%
Devon Energy Corp.	192,614	$7,693,003

		$7,693,003

2

Security	Shares	Value
Road & Rail — 2.5%
CSX Corp.	90,314	$6,687,751
J.B. Hunt Transport Services, Inc.	22,638	2,692,564

		$9,380,315

Semiconductors & Semiconductor Equipment — 2.6%
Broadcom, Inc.	6,832	$1,685,659
Skyworks Solutions, Inc.	30,778	2,791,873
Texas Instruments, Inc.	51,555	5,531,336

		$10,008,868

Software — 10.8%
Adobe Systems, Inc.(1)	37,696	$10,176,035
Intuit, Inc.	24,430	5,555,382
Microsoft Corp.	97,054	11,100,066
SailPoint Technologies Holding, Inc.(1)	60,536	2,059,435
salesforce.com, Inc.(1)	77,454	12,317,510

		$41,208,428

Specialty Retail — 3.4%
Home Depot, Inc. (The)	14,853	$3,076,799
TJX Cos., Inc. (The)	33,462	3,748,413
Ulta Beauty, Inc.(1)	22,320	6,296,919

		$13,122,131

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	33,632	$7,592,088
HP, Inc.	251,155	6,472,264

		$14,064,352

Textiles, Apparel & Luxury Goods — 1.6%
NIKE, Inc., Class B	71,572	$6,063,580

		$6,063,580

Total Common Stocks (identified cost $212,777,831)		$377,567,836

Short-Term Investments — 0.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.19%(3)	3,467,217	$3,467,217

Total Short-Term Investments (identified cost $3,467,217)		$3,467,217

Total Investments — 100.1% (identified cost $216,245,048)		$381,035,053

Other Assets, Less Liabilities — (0.1)%		$(295,233)

Net Assets — 100.0%		$380,739,820

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at September 30, 2018. The aggregate market value of securities on loan at September 30, 2018 was $21,236,370 and the total market value of the collateral received by the Fund was $21,597,019, comprised of U.S. Government and/or agencies securities.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2018 was $37,612.

The Fund did not have any open derivative instruments at September 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$377,567,836	*	$—	$—	$377,567,836
Short-Term Investments	—		3,467,217	—	3,467,217
Total Investments	$377,567,836		$3,467,217	$—	$381,035,053

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Large-Cap Value Fund

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 2.8%
Hexcel Corp.	321,971	$21,588,156
Textron, Inc.	485,854	34,723,985

		$56,312,141

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	169,286	$16,576,485

		$16,576,485

Banks — 11.8%
Bank of America Corp.	1,881,663	$55,433,792
JPMorgan Chase & Co.	598,912	67,581,230
KeyCorp	1,686,691	33,548,284
PNC Financial Services Group, Inc. (The)	276,616	37,672,333
Sterling Bancorp	715,579	15,742,738
U.S. Bancorp	572,358	30,226,226

		$240,204,603

Beverages — 2.5%
Constellation Brands, Inc., Class A	71,297	$15,373,059
PepsiCo, Inc.	325,281	36,366,416

		$51,739,475

Biotechnology — 1.3%
Gilead Sciences, Inc.	349,198	$26,961,578

		$26,961,578

Capital Markets — 3.2%
Charles Schwab Corp. (The)	340,547	$16,737,885
Credit Suisse Group AG	1,871,957	28,089,569
Raymond James Financial, Inc.	210,755	19,399,998

		$64,227,452

Chemicals — 2.0%
DowDuPont, Inc.	634,924	$40,831,962

		$40,831,962

Construction & Engineering — 1.7%
Fluor Corp.	579,200	$33,651,520

		$33,651,520

Consumer Finance — 2.5%
Ally Financial, Inc.	630,509	$16,676,963
American Express Co.	132,046	14,061,579
Discover Financial Services	272,901	20,863,281

		$51,601,823

1

Security	Shares	Value
Containers & Packaging — 2.1%
Ball Corp.(1)	737,584	$32,446,320
Packaging Corp. of America	91,067	9,989,139

		$42,435,459

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(2)	149,506	$32,010,730

		$32,010,730

Diversified Telecommunication Services — 4.0%
Verizon Communications, Inc.	1,513,425	$80,801,761

		$80,801,761

Electric Utilities — 3.5%
Edison International	384,051	$25,992,572
NextEra Energy, Inc.	268,141	44,940,431

		$70,933,003

Electronic Equipment, Instruments & Components — 1.7%
FLIR Systems, Inc.	571,329	$35,119,594

		$35,119,594

Energy Equipment & Services — 2.3%
Halliburton Co.	617,572	$25,030,193
Oceaneering International, Inc.(2)	778,425	21,484,530

		$46,514,723

Entertainment — 2.3%
Twenty-First Century Fox, Inc., Class A	396,001	$18,346,726
Walt Disney Co. (The)	234,584	27,432,253

		$45,778,979

Equity Real Estate Investment Trusts (REITs) — 5.2%
AvalonBay Communities, Inc.	209,824	$38,009,618
Boston Properties, Inc.	198,143	24,389,422
Invitation Homes, Inc.(1)	626,543	14,354,100
Simon Property Group, Inc.	158,800	28,067,900

		$104,821,040

Food Products — 2.9%
McCormick & Co., Inc.(1)	145,494	$19,168,834
Mondelez International, Inc., Class A	924,874	39,732,587

		$58,901,421

Health Care Equipment & Supplies — 2.6%
Baxter International, Inc.	356,734	$27,500,624
Boston Scientific Corp.(2)	666,351	25,654,514

		$53,155,138

Health Care Providers & Services — 1.6%
Anthem, Inc.	122,168	$33,480,140

		$33,480,140

2

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.4%
Marriott International, Inc., Class A	80,674	$10,651,388
Starbucks Corp.	294,502	16,739,494

		$27,390,882

Household Products — 1.2%
Colgate-Palmolive Co.	372,494	$24,938,473

		$24,938,473

Industrial Conglomerates — 0.7%
General Electric Co.	1,289,964	$14,563,694

		$14,563,694

Insurance — 1.1%
American Financial Group, Inc.	150,782	$16,732,278
American International Group, Inc.	99,699	5,307,975

		$22,040,253

Interactive Media & Services — 1.7%
Alphabet, Inc., Class C(2)	28,403	$33,898,128

		$33,898,128

IT Services — 1.6%
Leidos Holdings, Inc.	472,572	$32,683,079

		$32,683,079

Machinery — 3.2%
Gardner Denver Holdings, Inc.(2)	1,070,633	$30,341,739
Parker-Hannifin Corp.	190,695	35,074,532

		$65,416,271

Multi-Utilities — 2.8%
CMS Energy Corp.	665,021	$32,586,029
Sempra Energy(1)	217,734	24,767,242

		$57,353,271

Oil, Gas & Consumable Fuels — 8.9%
ConocoPhillips	512,748	$39,686,695
EOG Resources, Inc.	246,487	31,444,347
Exxon Mobil Corp.	982,580	83,538,952
Phillips 66	237,303	26,748,794

		$181,418,788

Pharmaceuticals — 9.3%
GlaxoSmithKline PLC ADR	626,715	$25,175,141
Johnson & Johnson	551,551	76,207,802
Merck & Co., Inc.	862,084	61,156,239
Pfizer, Inc.	618,737	27,267,740

		$189,806,922

Semiconductors & Semiconductor Equipment — 3.5%
NXP Semiconductors NV	166,777	$14,259,433
QUALCOMM, Inc.(1)	792,889	57,111,795

		$71,371,228

3

Security	Shares	Value
Specialty Retail — 2.6%
Tiffany & Co.	114,806	$14,806,530
TJX Cos., Inc. (The)	192,768	21,593,871
Tractor Supply Co.	189,454	17,217,580

		$53,617,981

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	83,893	$18,938,006

		$18,938,006

Textiles, Apparel & Luxury Goods — 1.2%
Tapestry, Inc.	481,618	$24,210,937

		$24,210,937

Total Common Stocks (identified cost $1,682,490,993)		$2,003,706,940

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.19%(3)	9,686,907	$9,686,907

Total Short-Term Investments (identified cost $9,686,907)		$9,686,907

Total Investments — 99.0% (identified cost $1,692,177,900)		$2,013,393,847

Other Assets, Less Liabilities — 1.0%		$21,132,596

Net Assets — 100.0%		$2,034,526,443

(1)

All or a portion of this security was on loan at September 30, 2018. The aggregate market value of securities on loan at September 30, 2018 was $131,571,396 and the total market value of the collateral received by the Fund was $133,472,733, comprised of U.S. Government and/or agencies securities.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2018 was $212,889.

Abbreviations:

ADR	-	American Depositary Receipt

4

The Fund did not have any open derivative instruments at September 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$160,478,868	$—		$—	$160,478,868
Consumer Discretionary	105,219,800	—		—	105,219,800
Consumer Staples	135,579,369	—		—	135,579,369
Energy	227,933,511	—		—	227,933,511
Financials	381,995,292	28,089,569		—	410,084,861
Health Care	303,403,778	—		—	303,403,778
Industrials	186,520,111	—		—	186,520,111
Information Technology	158,111,907	—		—	158,111,907
Materials	83,267,421	—		—	83,267,421
Real Estate	104,821,040	—		—	104,821,040
Utilities	128,286,274	—		—	128,286,274
Total Common Stocks	$1,975,617,371	$28,089,569	*	$—	$2,003,706,940
Short-Term Investments	$—	$9,686,907		$—	$9,686,907
Total Investments	$1,975,617,371	$37,776,476		$—	$2,013,393,847

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Real Estate Fund

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Hotels, Restaurants & Leisure — 3.1%
Hilton Worldwide Holdings, Inc.	10,367	$837,446
Marriott International, Inc., Class A	7,114	939,262

		$1,776,708

Other — 1.0%
CBRE Group, Inc., Class A(1)	5,779	$254,854
Jones Lang LaSalle, Inc.	2,397	345,935

		$600,789

Real Estate Investment Trusts — 93.9%

Security	Shares	Value
Diversified, Specialty & Other — 9.6%
CoreSite Realty Corp.	8,516	$946,468
Digital Realty Trust, Inc.	9,276	1,043,365
National Retail Properties, Inc.	25,817	1,157,118
PS Business Parks, Inc.	3,667	466,039
STORE Capital Corp.	30,084	836,034
Vornado Realty Trust	14,635	1,068,355

		$5,517,379

Health Care — 6.4%
HCP, Inc.	32,105	$845,004
Healthcare Realty Trust, Inc.	14,196	415,375
Ventas, Inc.	20,447	1,111,908
Welltower, Inc.	19,613	1,261,508

		$3,633,795

Hotels & Resorts — 4.3%
Apple Hospitality REIT, Inc.	37,996	$664,550
DiamondRock Hospitality Co.	34,530	402,965
Summit Hotel Properties, Inc.	33,956	459,425
Sunstone Hotel Investors, Inc.	56,318	921,362

		$2,448,302

Industrial — 9.2%
Duke Realty Corp.	28,270	$802,020
EastGroup Properties, Inc.	6,266	599,155
First Industrial Realty Trust, Inc.	17,943	563,410
ProLogis, Inc.	39,904	2,705,092
Rexford Industrial Realty, Inc.	17,692	565,436

		$5,235,113

1

Security	Shares	Value
Malls and Factory Outlets — 10.3%
Pennsylvania Real Estate Investment Trust	32,748	$309,796
Simon Property Group, Inc.	30,007	5,303,737
Tanger Factory Outlet Centers, Inc.	13,407	306,752

		$5,920,285

Multifamily — 24.3%
American Campus Communities, Inc.	11,318	$465,849
American Homes 4 Rent, Class A	20,405	446,666
AvalonBay Communities, Inc.	21,945	3,975,337
Camden Property Trust	11,206	1,048,545
Equity Residential	46,954	3,111,172
Essex Property Trust, Inc.	4,599	1,134,619
Invitation Homes, Inc.	83,728	1,918,209
Mid-America Apartment Communities, Inc.	18,040	1,807,247

		$13,907,644

Office — 12.3%
Boston Properties, Inc.	24,004	$2,954,652
Corporate Office Properties Trust	13,407	399,931
Cousins Properties, Inc.	86,500	768,985
Douglas Emmett, Inc.	14,806	558,482
Highwoods Properties, Inc.	20,867	986,175
Hudson Pacific Properties, Inc.	20,688	676,911
JBG Smith Properties	8,497	312,945
Tier REIT, Inc.	14,958	360,488

		$7,018,569

Self Storage — 9.1%
CubeSmart	43,209	$1,232,753
Extra Space Storage, Inc.	10,731	929,734
Public Storage	15,237	3,072,236

		$5,234,723

Strip Centers — 8.4%
Acadia Realty Trust	27,109	$759,865
DDR Corp.	22,885	306,430
Federal Realty Investment Trust	10,570	1,336,788
Kimco Realty Corp.	27,665	463,112
Regency Centers Corp.	25,722	1,663,442
Retail Opportunity Investments Corp.	16,148	301,483

		$4,831,120

Total Real Estate Investment Trusts		$53,746,930

Total Common Stocks (identified cost $47,522,516)		$56,124,427

2

Short-Term Investments — 1.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.19%(2)	1,097,100	$1,097,100

Total Short-Term Investments (identified cost $1,097,153)		$1,097,100

Total Investments — 99.9% (identified cost $48,619,669)		$57,221,527

Other Assets, Less Liabilities — 0.1%		$41,716

Net Assets — 100.0%		$57,263,243

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2018 was $14,273.

The Fund did not have any open derivative instruments at September 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$56,124,427	*	$—	$—	$56,124,427
Short-Term Investments	—		1,097,100	—	1,097,100
Total Investments	$56,124,427		$1,097,100	$—	$57,221,527

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Small-Cap Fund

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Aerospace & Defense — 3.3%
Hexcel Corp.	26,074	$1,748,262
Mercury Systems, Inc.(1)	19,327	1,069,169

		$2,817,431

Banks — 8.7%
Ameris Bancorp	16,884	$771,599
Columbia Banking System, Inc.	25,867	1,002,864
Sterling Bancorp	67,136	1,476,992
Stock Yards Bancorp, Inc.	25,331	919,515
Texas Capital Bancshares, Inc.(1)	13,995	1,156,687
Western Alliance Bancorp(1)	15,846	901,479
Wintrust Financial Corp.	13,508	1,147,369

		$7,376,505

Biotechnology — 1.3%
Ligand Pharmaceuticals, Inc.(1)	4,029	$1,105,920

		$1,105,920

Capital Markets — 2.8%
Cohen & Steers, Inc.	40,609	$1,649,132
Lazard, Ltd., Class A	14,371	691,676

		$2,340,808

Chemicals — 4.6%
Balchem Corp.	12,742	$1,428,251
NewMarket Corp.	2,924	1,185,711
Valvoline, Inc.	60,872	1,309,357

		$3,923,319

Commercial Services & Supplies — 4.7%
Brink’s Co. (The)	16,468	$1,148,643
Deluxe Corp.	13,005	740,505
Multi-Color Corp.	22,817	1,420,358
Viad Corp.	11,827	700,750

		$4,010,256

Diversified Consumer Services — 6.6%
Bright Horizons Family Solutions, Inc.(1)	8,261	$973,476
Grand Canyon Education, Inc.(1)	19,552	2,205,466
ServiceMaster Global Holdings, Inc.(1)	38,918	2,414,083

		$5,593,025

Electric Utilities — 1.3%
ALLETE, Inc.	14,677	$1,100,922

		$1,100,922

Electrical Equipment — 1.4%
EnerSys	13,744	$1,197,515

		$1,197,515

1

Security	Shares	Value
Electronic Equipment, Instruments & Components — 2.2%
Dolby Laboratories, Inc., Class A	26,706	$1,868,619

		$1,868,619

Energy Equipment & Services — 0.9%
Oceaneering International, Inc.	28,753	$793,583

		$793,583

Equity Real Estate Investment Trusts (REITs) — 6.4%
Acadia Realty Trust	33,908	$950,441
CubeSmart	40,828	1,164,823
EastGroup Properties, Inc.	12,317	1,177,752
Rexford Industrial Realty, Inc.	37,568	1,200,673
STORE Capital Corp.	32,623	906,593

		$5,400,282

Food & Staples Retailing — 2.3%
Performance Food Group Co.(1)	58,768	$1,956,974

		$1,956,974

Food Products — 0.8%
J&J Snack Foods Corp.	2,374	$358,213
Lancaster Colony Corp.	2,239	334,081

		$692,294

Gas Utilities — 1.6%
ONE Gas, Inc.	15,999	$1,316,398

		$1,316,398

Health Care Equipment & Supplies — 7.7%
ICU Medical, Inc.(1)	7,698	$2,176,609
Integra LifeSciences Holdings Corp.(1)	17,385	1,145,150
Masimo Corp.(1)	6,911	860,696
West Pharmaceutical Services, Inc.	14,501	1,790,438
Wright Medical Group NV(1)	20,479	594,301

		$6,567,194

Health Care Providers & Services — 2.9%
Addus HomeCare Corp.(1)	10,589	$742,818
Amedisys, Inc.(1)	10,057	1,256,723
Chemed Corp.	1,315	420,248

		$2,419,789

Hotels, Restaurants & Leisure — 1.0%
Texas Roadhouse, Inc.	12,400	$859,196

		$859,196

Household Products — 1.2%
Central Garden & Pet Co., Class A(1)	31,442	$1,041,988

		$1,041,988

Insurance — 4.3%
First American Financial Corp.	17,760	$916,238
Horace Mann Educators Corp.	33,225	1,491,803
Kinsale Capital Group, Inc.	4,222	269,617
RLI Corp.	12,204	958,990

		$3,636,648

2

Security	Shares	Value
Interactive Media & Services — 0.7%
Eventbrite, Inc., Class A(1)	14,485	$549,995

		$549,995

IT Services — 6.7%
Black Knight, Inc.(1)	25,117	$1,304,828
Conduent, Inc.(1)	45,988	1,035,650
CSG Systems International, Inc.	29,394	1,179,875
Euronet Worldwide, Inc.(1)	21,537	2,158,438

		$5,678,791

Machinery — 3.4%
Milacron Holdings Corp.(1)	47,463	$961,126
RBC Bearings, Inc.(1)	7,029	1,056,880
Woodward, Inc.	10,966	886,711

		$2,904,717

Marine — 1.5%
Kirby Corp.(1)	15,052	$1,238,027

		$1,238,027

Oil, Gas & Consumable Fuels — 2.2%
Diamondback Energy, Inc.	5,352	$723,537
Jagged Peak Energy, Inc.(1)	19,197	265,494
PDC Energy, Inc.(1)	18,633	912,272

		$1,901,303

Pharmaceuticals — 2.1%
Catalent, Inc.(1)	39,924	$1,818,538

		$1,818,538

Road & Rail — 1.4%
Landstar System, Inc.	9,936	$1,212,192

		$1,212,192

Software — 8.3%
ACI Worldwide, Inc.(1)	70,104	$1,972,727
Altair Engineering, Inc., Class A(1)	33,921	1,473,868
Blackbaud, Inc.	11,734	1,190,766
Ceridian HCM Holding, Inc.(1)	8,233	346,033
RealPage, Inc.(1)	30,997	2,042,702

		$7,026,096

Specialty Retail — 0.8%
Monro, Inc.	9,071	$631,342

		$631,342

Textiles, Apparel & Luxury Goods — 2.9%
Columbia Sportswear Co.	7,042	$655,399
Gildan Activewear, Inc.	39,174	1,192,065
Steven Madden, Ltd.	11,621	614,751

		$2,462,215

Thrifts & Mortgage Finance — 0.8%
Essent Group, Ltd.(1)	15,030	$665,077

		$665,077

3

Security	Shares	Value
Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc.	20,181	$1,579,163

		$1,579,163

Total Common Stocks (identified cost $59,842,863)		$83,686,122

Short-Term Investments — 1.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.19%(2)	1,204,856	$1,204,856

Total Short-Term Investments (identified cost $1,204,856)		$1,204,856

Total Investments — 100.1% (identified cost $61,047,719)		$84,890,978

Other Assets, Less Liabilities — (0.1)%		$(65,875)

Net Assets — 100.0%		$84,825,103

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2018 was $8,120.

The Fund did not have any open derivative instruments at September 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At September 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$83,686,122	*	$—	$—	$83,686,122
Short-Term Investments	—		1,204,856	—	1,204,856
Total Investments	$83,686,122		$1,204,856	$—	$84,890,978

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Special Equities Fund

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Aerospace & Defense — 2.9%
Hexcel Corp.	14,351	$962,235
Mercury Systems, Inc.(1)	8,916	493,233

		$1,455,468

Banks — 6.8%
Ameris Bancorp	5,651	$258,251
Columbia Banking System, Inc.	5,480	212,460
First Republic Bank	4,913	471,648
Sterling Bancorp	29,013	638,286
Stock Yards Bancorp, Inc.	11,375	412,912
Texas Capital Bancshares, Inc.(1)	7,905	653,348
Western Alliance Bancorp(1)	5,590	318,015
Wintrust Financial Corp.	4,527	384,523

		$3,349,443

Biotechnology — 0.8%
Ligand Pharmaceuticals, Inc.(1)	1,505	$413,107

		$413,107

Capital Markets — 2.2%
Cohen & Steers, Inc.	19,204	$779,874
Lazard, Ltd., Class A	6,358	306,011

		$1,085,885

Chemicals — 3.6%
Balchem Corp.	5,757	$645,302
NewMarket Corp.	1,260	510,943
Valvoline, Inc.	29,155	627,124

		$1,783,369

Commercial Services & Supplies — 4.1%
Brink’s Co. (The)	8,291	$578,297
Deluxe Corp.	5,960	339,362
Multi-Color Corp.	12,890	802,403
Viad Corp.	5,520	327,060

		$2,047,122

Containers & Packaging — 0.5%
Ball Corp.	5,935	$261,081

		$261,081

Diversified Consumer Services — 6.0%
Bright Horizons Family Solutions, Inc.(1)	4,799	$565,514
Grand Canyon Education, Inc.(1)	10,953	1,235,498
ServiceMaster Global Holdings, Inc.(1)	18,695	1,159,651

		$2,960,663

1

Security	Shares	Value
Electric Utilities — 2.2%
ALLETE, Inc.	3,875	$290,664
Alliant Energy Corp.	9,839	418,846
Pinnacle West Capital Corp.	4,637	367,158

		$1,076,668

Electrical Equipment — 3.2%
AMETEK, Inc.	11,245	$889,704
EnerSys	7,682	669,333

		$1,559,037

Electronic Equipment, Instruments & Components — 2.7%
Dolby Laboratories, Inc., Class A	19,026	$1,331,249

		$1,331,249

Energy Equipment & Services — 0.8%
Oceaneering International, Inc.	14,220	$392,472

		$392,472

Equity Real Estate Investment Trusts (REITs) — 9.0%
Acadia Realty Trust	13,750	$385,413
CubeSmart	23,327	665,519
Douglas Emmett, Inc.	7,540	284,409
EastGroup Properties, Inc.	6,920	661,690
Essex Property Trust, Inc.	2,096	517,104
Federal Realty Investment Trust	2,469	312,254
National Retail Properties, Inc.	9,925	444,839
Paramount Group, Inc.	32,609	492,070
Rexford Industrial Realty, Inc.	21,115	674,835

		$4,438,133

Food & Staples Retailing — 2.2%
Performance Food Group Co.(1)	33,308	$1,109,156

		$1,109,156

Food Products — 0.7%
J&J Snack Foods Corp.	875	$132,029
Lancaster Colony Corp.	1,310	195,465

		$327,494

Gas Utilities — 1.1%
ONE Gas, Inc.	6,595	$542,637

		$542,637

Health Care Equipment & Supplies — 7.2%
Cooper Cos., Inc. (The)	1,050	$291,008
ICU Medical, Inc.(1)	2,373	670,966
Integra LifeSciences Holdings Corp.(1)	7,874	518,660
Masimo Corp.(1)	3,330	414,718
Teleflex, Inc.	2,469	656,976
West Pharmaceutical Services, Inc.	5,664	699,334
Wright Medical Group NV(1)	10,155	294,698

		$3,546,360

Health Care Providers & Services — 2.2%
Addus Homecare Corp.(1)	4,775	$334,966
Amedisys, Inc.(1)	4,855	606,681
Chemed Corp.	515	164,584

		$1,106,231

2

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.0%
Texas Roadhouse, Inc.	7,385	$511,707

		$511,707

Household Products — 1.1%
Central Garden & Pet Co., Class A(1)	15,807	$523,844

		$523,844

Insurance — 3.6%
First American Financial Corp.	8,101	$417,931
Horace Mann Educators Corp.	14,640	657,336
Kinsale Capital Group, Inc.	2,140	136,660
RLI Corp.	7,142	561,218

		$1,773,145

Interactive Media & Services — 0.5%
Eventbrite, Inc., Class A(1)	6,511	$247,223

		$247,223

IT Services — 5.8%
Black Knight, Inc.(1)	17,087	$887,670
Conduent, Inc.(1)	21,595	486,319
CSG Systems International, Inc.	13,844	555,698
Euronet Worldwide, Inc.(1)	9,361	938,160

		$2,867,847

Machinery — 2.8%
Milacron Holdings Corp.(1)	25,063	$507,526
RBC Bearings, Inc.(1)	2,506	376,802
Woodward, Inc.	5,885	475,861

		$1,360,189

Marine — 1.2%
Kirby Corp.(1)	6,923	$569,417

		$569,417

Multi-Utilities — 1.0%
CMS Energy Corp.	10,295	$504,455

		$504,455

Oil, Gas & Consumable Fuels — 3.1%
Diamondback Energy, Inc.	6,565	$887,522
Jagged Peak Energy, Inc.(1)	9,794	135,451
PDC Energy, Inc.(1)	10,600	518,976

		$1,541,949

Pharmaceuticals — 2.9%
Catalent, Inc.(1)	17,475	$795,986
Jazz Pharmaceuticals PLC(1)	3,670	617,037

		$1,413,023

Road & Rail — 2.1%
Kansas City Southern	6,115	$692,707
Landstar System, Inc.	2,915	355,630

		$1,048,337

3

Security	Shares	Value
Software — 8.8%
ACI Worldwide, Inc.(1)	41,468	$1,166,910
Altair Engineering, Inc., Class A(1)	20,952	910,364
Blackbaud, Inc.	6,205	629,683
CDK Global, Inc.	3,760	235,226
Ceridian HCM Holding, Inc.(1)	4,156	174,677
RealPage, Inc.(1)	18,808	1,239,447

		$4,356,307

Specialty Retail — 1.6%
Monro, Inc.	3,865	$269,004
Tractor Supply Co.	5,740	521,651

		$790,655

Textiles, Apparel & Luxury Goods — 2.7%
Columbia Sportswear Co.	3,225	$300,151
Gildan Activewear, Inc.	22,955	698,521
Steven Madden, Ltd.	6,808	360,143

		$1,358,815

Thrifts & Mortgage Finance — 0.6%
Essent Group, Ltd.(1)	7,169	$317,228

		$317,228

Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	11,219	$877,887

		$877,887

Total Common Stocks (identified cost $36,668,874)		$48,847,603

Short-Term Investments — 1.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.19%(2)	709,436	$709,436

Total Short-Term Investments (identified cost $709,436)		$709,436

Total Investments — 100.2% (identified cost $37,378,310)		$49,557,039

Other Assets, Less Liabilities — (0.2)%		$(107,641)

Net Assets — 100.0%		$49,449,398

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2018 was $10,399.

4

The Fund did not have any open derivative instruments at September 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$48,847,603	*	$—	$—	$48,847,603
Short-Term Investments	—		709,436	—	709,436
Total Investments	$48,847,603		$709,436	$—	$49,557,039

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 26, 2018